Consolidated Statement of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Revenue	$ 685,247	$ 589,070	$ 1,231,265	$ 1,041,297
Cost of sales	(686,057)	(528,389)	(1,213,654)	(987,881)
Gross profit/(loss)	(810)	60,681	17,611	53,416
Selling, general and administrative expense	(259,627)	(234,227)	(448,632)	(446,781)
Research and development expense	(45,610)	(66,670)	(81,311)	(98,755)
Other operating income (expense), net	31,697	(14,733)	38,581	(20,742)
Listing expense	0	(372,318)	0	(372,318)
Operating loss	(274,350)	(627,267)	(473,751)	(885,180)
Finance income	7,037	434	12,489	774
Finance expense	(64,436)	(38,908)	(90,516)	(51,427)
Fair value change - Earn-out rights	26,800	418,707	232,995	418,707
Fair value change - Class C Shares	3,500	21,531	10,750	21,531
Loss before income taxes	(301,449)	(225,503)	(308,033)	(495,595)
Income tax expense	(2,608)	(2,741)	(5,002)	(7,139)
Net loss	$ (304,057)	$ (228,244)	$ (313,035)	$ (502,734)
Net loss per share (in U.S. dollars)
Net loss per share - basic (in dollars per share)	$ (0.14)	$ (0.12)	$ (0.15)	$ (0.26)
Net loss per share - diluted (in dollars per share)	$ (0.14)	$ (0.12)	$ (0.15)	$ (0.26)
Items that may be subsequently reclassified to the Consolidated Statement of Loss:
Exchange rate differences from translation of foreign operations	$ (27,206)	$ 13,304	$ (26,735)	$ 10,659
Total other comprehensive income/(loss)	(27,206)	13,304	(26,735)	10,659
Total comprehensive loss	$ (331,263)	$ (214,940)	$ (339,770)	$ (492,075)